Condensed Financial Information of Registrant Prudential plc	12 Months Ended
Dec. 31, 2023
Condensed Financial Information of Registrant Prudential plc
Condensed Financial Information of Registrant Prudential plc

Condensed Financial Information of Registrant Prudential plc

Profit and Loss Accounts (FRS 101 Basis)

Years ended 31 Dec	2023 $m	2022 $m	2021 $m
Investment income, including dividends received from subsidiary undertakings	1,430	800	3,642
Investment expenses and charges	(203)	(207)	(328)
Gain on transfer of debt to Prudential Funding (Asia) PLC	370	—	—
Loss on revaluation of Jackson upon demerger	—	—	(439)
Corporate expenditure	(47)	(158)	(244)
Foreign currency exchange (losses) gains	(27)	25	11
Profit on ordinary activities before tax	1,523	460	2,642
Tax credit on profit on ordinary activities	2	5	6
Profit for the financial year	1,525	455	2,648

Other comprehensive income:
Items that may be reclassified subsequently to profit or loss
Valuation movements on retained interest in Jackson measured at fair value through other comprehensive income	8	(125)	273
Total comprehensive income for the year	1,533	330	2,921

The accompanying notes are an integral part of this condensed financial information

Schedule II

Condensed Financial Information of Registrant Prudential plc

Statements of Financial Position (FRS 101 Basis)

	31 Dec 2023 $m	31 Dec 2022 $m
Fixed assets
Investments in subsidiary undertakings	13,786	13,178

Current assets
Amounts owed by subsidiary undertakings	7,267	7,501
Other investments: equity securities - fair value through other comprehensive income	—	266
Cash at bank and in hand	21	45
	7,288	7,812
Liabilities: amounts falling due within one year
Subordinated liabilities	—	(21)
Debenture loans	—	(361)
Commercial paper	—	(501)
Amounts owed to subsidiary undertakings	(866)	(614)
Tax payable	(7)	(9)
Accruals and deferred income	(7)	(63)
	(880)	(1,569)
Net current assets	6,408	6,243
Total assets less current liabilities	20,194	19,421
Liabilities: amounts falling due after more than one year
Subordinated liabilities	—	(2,265)
Debenture loans	—	(1,614)
Amounts owed to subsidiary undertakings	(3,610)	—
	(3,610)	(3,879)
Total net assets	16,584	15,542
Capital and reserves
Share capital	183	182
Share premium	5,009	5,006
Profit and loss account	11,392	10,354
Shareholders’ funds	16,584	15,542

The accompanying notes are an integral part of this condensed financial information

Schedule II

Condensed Financial Information of Registrant Prudential plc

Statements of Changes in Equity (FRS 101 basis)

				Total
	Share	Share	Profit and	shareholders'
	capital	premium	loss account	funds
	$m	$m	$m	$m
Balance at 1 Jan 2021	173	2,637	9,476	12,286

Profit for the year	—	—	2,648	2,648
Valuation movements on Jackson equity securities measured at fair value through other comprehensive income	—	—	273	273
Total comprehensive income for the year	—	—	2,921	2,921

Transactions with owners, recorded directly in equity
New share capital subscribed	9	2,373	—	2,382
Demerger dividend in specie of Jackson	—	—	(1,735)	(1,735)
Share-based payment transactions	—	—	217	217
Other dividends	—	—	(421)	(421)
Total contributions by and distributions to owners	9	2,373	(1,939)	443

Balance at 31 Dec 2021/1 Jan 2022	182	5,010	10,458	15,650

Profit for the year	—	—	455	455
Valuation movements on Jackson equity securities measured at fair value through other comprehensive income	—	—	(125)	(125)
Total comprehensive income for the year	—	—	330	330

Transactions with owners, recorded directly in equity
New share capital subscribed	—	(4)	—	(4)
Share based payment transactions	—	—	40	40
Dividends	—	—	(474)	(474)
Total distributions to owners	—	(4)	(434)	(438)

Balance at 31 Dec 2022 / 1 Jan 2023	182	5,006	10,354	15,542

Profit for the year	—	—	1,525	1,525
Valuation movements on Jackson equity securities measured at fair value through other comprehensive income	—	—	8	8
Total comprehensive income for the year	—	—	1,533	1,533

Transactions with owners, recorded directly in equity
New share capital subscribed	1	3	—	4
Share based payment transactions	—	—	38	38
Dividends	—	—	(533)	(533)
Total distributions to owners	1	3	(495)	(491)

Balance at 31 Dec 2023	183	5,009	11,392	16,584

The accompanying notes are an integral part of this condensed financial information

Schedule II

Condensed Financial Information of Registrant Prudential plc

Statements of Cash Flows (FRS 101 Basis)

Years ended 31 December	2023 $m	2022 $m	2021 $m
Operating activities
Net cash inflow from operating activities before interest and tax	1,527	664	417
Interest paid	(35)	(204)	(328)
Taxes received	—	(4)	(13)
Equity dividends paid	(533)	(474)	(421)
Net cash inflow (outflow) before operating activities	959	(18)	(345)
Financing activities
Issuance of ordinary share capital	4	(4)	2,383
Issuance of core structural borrowings	—	346	995
Redemption of core structural borrowings	(393)	(2,075)	(1,250)
Movement in commercial paper and other borrowings to support a short-term fixed income securities program	(501)	1	(1)
Dividend income from investment in subsidiary undertakings	—	—	215
Movement in share based payment receivable	(4)	(111)	—
Capitalisation of amount owed by subsidiary	—	(62)	—
Non-cash transfer of debt to PFAP	(3,552)	—	—
Movement in net amount owed by subsidiary undertakings	3,610	(36)	(374)
Net cash (outflow) inflow from financing activities	(836)	(1,941)	1,968
Investing activities
Disposal of Jackson shares	273	293	83
Investment in subsidiaries	(609)	—	—
Capitalisation of intercompany loans	189	—	—
Net cash (outflow) inflow from investing activities	(147)	293	83
Net cash (outflow) inflow for the year	(24)	(1,666)	1,706
Reconciliation of profit on ordinary activities before tax to net cash inflow from operating activities before interest and tax
Profit on ordinary activities before tax	1,523	460	2,642
Add back: interest charged to profit or loss	203	207	328
Adjustments for non-cash items:
Gain on transfer of subordinated liabilities and debenture loans	(370)	—	—
Non-cash dividends paid	—	—	(2,968)
Revaluation of Jackson on distribution in 2021	—	—	439
Gain on realisation of Jackson shares	—	—	(23)
Foreign currency exchange and other movements	27	8	(6)
Decrease (increase) in debtors	—	9	(4)
Increase (decrease) in creditors	144	(20)	9
Net cash inflow from operating activities before interest and tax	1,527	664	417

The accompanying notes are an integral part of this condensed financial information

Schedule II

Condensed Financial Information of Registrant Prudential plc

Notes to the Condensed Financial Statement Schedule

31 December 2023

1	Basis of preparation

The financial statements of the Parent Company, which comprise the profit and loss accounts, statement of financial position, statement of changes in equity, statement of cash flows and related notes, are prepared in accordance with UK Generally Accepted Accounting Practice, including Financial Reporting Standard 101 Reduced Disclosure Framework (‘FRS 101’) and Part 15 of the Companies Act 2006.

In preparing these financial statements, the Company applies the recognition, measurement and disclosure requirements in accordance with international accounting standards adopted for use in the UK but makes amendments where necessary, in order to comply with the Companies Act 2006.

The accounting policies set out in note 2 below have been applied consistently to both years presented in these financial statements. The Company and the Group manage cash resources, remittances and financing primarily in US dollars. Accordingly, the functional and presentational currency of the Company is US dollars.

On the basis of the assessment of going concern for the Company and the Group as set out in note A1 to the Group IFRS consolidated financial statements, the Directors consider it appropriate to continue to adopt the going concern basis of accounting in preparing these financial statements for the year ended 31 December 2023.

2	Significant accounting policies

Investments in subsidiary undertakings

Investments in subsidiary undertakings are shown at cost less impairment. Investments are assessed for indicators of impairment, and if any are identified, any impairment is assessed by comparing the net assets and value in use of the subsidiary undertakings with the carrying value of the investments.

Amounts owed by subsidiary undertakings

Amounts owed by subsidiary undertakings are shown at cost less expected credit losses, which are determined using the expected credit loss approach under IFRS 9.

Financial instruments

Under IFRS 9, except for derivative instruments (where applicable) that are mandatorily classified as FVTPL, all financial assets and liabilities of the Company are held at amortised cost.The Company assesses impairment on its loans and receivables using the expected credit loss approach. The expected credit loss on the Company’s loans and receivables, the majority of which represent loans to its subsidiaries, have been assessed by taking into account the probability of defaults on those loans. In all cases, the subsidiaries are expected to have sufficient resources to repay the loans either now or over time based on projected earnings. For loans recallable on demand, the expected credit loss has been limited to the impact of discounting the value of the loan between the balance sheet date and the anticipated recovery date. For loans with a fixed maturity date the expected credit loss has been determined with reference to the historic experience of loans with equivalent credit characteristics.

Borrowings

Borrowings are initially recognised at fair value, net of transaction costs, and subsequently accounted for on an amortised cost basis using the effective interest method. Under the effective interest method, the difference between the redemption value of the borrowing and the initial proceeds, net of transaction costs, is amortised through the profit and loss account to the date of maturity or, for subordinated debt, over the expected life of the instrument.

Dividends

Interim dividends are recorded in the period in which they are paid.

Foreign currency translation

Transactions not denominated in the Company’s functional currency, US dollars, are initially recorded at the rate of currency prevailing on the date of the transaction. Monetary assets and liabilities not denominated in the Company’s functional currency are translated to the Company's functional currency at year end spot rates. The impact of these currency translations is recorded within the profit and loss account for the year.

Tax

Current tax expense is charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable amounts for the current year and adjustments made in relation to prior years. Current tax recoverable (payable) recognised in the balance sheet is measured at the amount expected to be either recovered from (paid to) relevant tax authorities or Group undertakings in relation to the surrender (claim) of tax losses.

Deferred tax assets and liabilities are recognised in accordance with the provisions of IAS 12 ‘Income Taxes’. Deferred tax assets are recognised to the extent that it is regarded as more likely than not that future taxable profits will be available against which these losses can be utilised. Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, using tax rates enacted or substantively enacted at the reporting date.

The Company has applied the mandatory exemption from recognising and disclosing information on the associated deferred tax assets and liabilities at 31 December 2023 as required by the amendments to IAS 12 ‘International Tax Reform – Pillar Two Model Rules’ referred to in note A2.2 to the Group IFRS consolidated financial statements.

Share-based payments

The Group offers share award and option plans for certain key employees and a Save As You Earn (‘SAYE’) plan for all UK and certain overseas employees. The share-based payment plans operated by the Group are mainly equity-settled.

Under IFRS 2 ‘Share-based payment’, where the Company, as the parent company, has the obligation to settle the options or awards of its equity instruments to employees of its subsidiary undertakings, and such share-based payments are accounted for as equity-settled in the Group financial statements, the Company records an increase in the investment in subsidiary undertakings for the value of the share options and awards granted with a corresponding credit entry recognised directly in equity. The value of the share options and awards granted is based upon the fair value of the options and awards at the grant date, the vesting period and the vesting conditions. Cash receipts from business units in respect of newly issued share schemes are treated as returns of capital within investments in subsidiaries.

Significant accounting judgement - valuation of debt transfer

The fair value of the external debt transferred from the Company to Prudential Funding (Asia) plc in March 2023 was determined by reference to the externally observable prices of these quoted instruments.

The intercompany liability due to Prudential Funding (Asia) plc as consideration for the transfer of the external debt liabilities are for the same principal amounts and have identical terms to the external debt, with the exception of an additional margin on the interest rate. It is judged that the most appropriate measure of the fair value of these intercompany items is the fair value of the external debt instruments with an adjustment for the fair value of the additional interest margin, which increased the fair value of the liability by $17 million on initial recognition.

3Dividends received from subsidiary undertakings

The parent company received dividends totalling $1,277 million from its consolidated subsidiary undertakings in 2023 (2022: $708 million; 2021: $3,597 million).

4Reconciliation from the FRS 101 parent company results to the Group IFRS Group results

The parent company financial statements are prepared in accordance with FRS 101 and the Group financial statements are prepared in accordance with IFRS as issued by the IASB and international financial reporting standards adopted for use in the UK.

The tables below provide a reconciliation between the FRS 101 parent company results and the Group IFRS results.

	2023 $m	2022* $m	2021 $m
Profit after tax
Profit for the financial year of the Company in accordance with FRS 101 note (i)	1,525	455	2,648
Accounting difference note (ii)	(65)	108	28
Share in the IFRS result of the Group, net of distributions to the Company note (iii)	241	(1,570)	(4,718)
Profit (loss) after tax of the Group attributable to equity holders in accordance with IFRS note (iv)	1,701	(1,007)	(2,042)

	31 Dec 2023 $m	31 Dec 2022* $m
Shareholders’ equity
Shareholders’ funds of the Company in accordance with FRS 101	16,584	15,542
Accounting policy difference note (ii)	—	66
Share in the IFRS net equity of the Group note(iii)	1,239	1,123
Shareholders’ equity of the Group in accordance with IFRS	17,823	16,731

*

The Group has adopted IFRS 9, ‘Financial Instruments’ and IFRS 17, ‘Insurance Contracts’ from 1 January 2023 as described in note A2.1 to the Group IFRS consolidated financial statements. Accordingly, the 2022 comparative results have been re-presented from those previously published.

Notes

(i)	The Company’s profit (loss) for the financial year includes distributions to the Company from subsidiaries.
(ii)

In the current year, accounting difference represents the difference in accounting for expected credit losses on loan assets. In the prior years (2022 and 2021), differences also arose from that effect, together with the difference in treatment of realised gains and losses on investments classified as fair value through other comprehensive income, as the Company applied IFRS 9 in 2022 and 2021 which the Group adopted, without retrospective application, in 2023.

(iii)

The share in the IFRS result of the Group line represents the parent company’s interest in the earnings of its subsidiaries, joint ventures and associates. The share in the IFRS net equity line represents the parent company's interest in the net assets of its subsidiaries, joint ventures and associates. The movement compared with the prior year reflects movements in the results of the Group relative to the result of the Company.

(iv)	The profit (loss) for the year of the parent company in accordance with IFRS includes dividends received from subsidiary undertakings (see note 3).

5Guarantees provided by the parent company

In certain instances the parent company has guaranteed that its subsidiaries will meet their obligations when they fall due for payment.

6Equity securities – fair value through other comprehensive income

The Company made the election to measure its interest in equity securities in Jackson at FVOCI, which were disposed of entirely in 2023.

The fair value of the Company’s holding in the equity securities of Jackson Financial Inc. was determined by the use of current market bid prices and is categorised as Level 1: Quoted prices (unadjusted in active markets) of the IFRS 13 ‘Fair Value Measurement’ defined fair value hierarchy.

A gain of $8 million (2022: a loss of $(125) million) has been recognised in other comprehensive income for the year in respect of these instruments.

7Post balance sheet events

Dividends

The second interim dividend for the year ended 31 December 2023, which was approved by the Board of Directors after 31 December 2023, is described in note B5 of the Group IFRS consolidated financial statements.

Share repurchase programme to neutralise 2023 employee and agent share scheme issuance

On 16 January 2024, the Company announced that the share repurchase programme in respect of 3,851,376 ordinary shares that it announced on 5 January 2024 and commenced on 8 January has been completed. The purpose of the share repurchase programme was to offset dilution from the vesting of awards under employee and agent share schemes during 2023. The Company has repurchased 3,851,376 ordinary shares in aggregate (representing 0.14 per cent of the total number of ordinary shares in issue at the end of the year (as disclosed in note C8 of the Group IFRS consolidated financial statements)) at a volume weighted average price of £8.2676 per ordinary share for a total consideration of approximately £32 million.